Inventories, net (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020
Inventories, net
Raw materials	$ 766,569	$ 563,772
Packaging materials	53,426	39,628
Finished goods	26,377
Inventories - total	846,372	603,400
Less: allowance for inventory reserve	(1,370)	(19,761)
Inventory, net	$ 845,002	$ 583,639